Offerings - Offering: 1	Aug. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 43,414,554.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,646.77
Offering Note	The ''X'' designation indicates the information required to be disclosed, as applicable, in tabular format. Add as many rows of each table as necessary